Property and equipment, net - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property and equipment, net
Impairment loss on property and equipment	¥ 0		¥ 0	¥ 0
Depreciation expense	¥ 931	$ 133	¥ 1,309	¥ 5,301